Environmental Liabilities - Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 94	$ 124
Less: discounting environmental liabilities to present value	(1)	(2)
Discounted environmental liabilities	93	122
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	50	70
Less: discounting environmental liabilities to present value	(1)	(2)
Discounted environmental liabilities	49	68
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	44	54
Less: discounting environmental liabilities to present value	0	0
Discounted environmental liabilities	$ 44	$ 54